Income Taxes (Details) (USD $)	12 Months Ended		88 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Net (loss) income from operations before taxes	$ (4,418,459)	$ (4,050,962)	$ (26,774,936)
Switzerland [Member]
Net (loss) income from operations before taxes	(3,724,792)	(3,890,732)	(16,515,885)
South Africe [Member]
Net (loss) income from operations before taxes	(678,233)	(237,447)	(9,302,119)
United States [Member]
Net (loss) income from operations before taxes	(15,434)	0	(15,434)
Brazil [Member]
Net (loss) income from operations before taxes	$ 0	$ 77,217	$ (941,498)